CONVERTIBLE DEBT (Tables)	6 Months Ended
Jun. 30, 2017
Schedule of Changes of Long-term Convertible Debt
The changes of the long-term convertible debt in the six months ended June 30, 2017 were as follows:

Balance as of January 1, 2017	$29,526

Change in accrued interest	714
Change in fair value	3,767
Payment of interest	(790)
Payment of principal	(7,901)

Balance as of June 30, 2017 *	$25,316

* Includes accrued interest of $307

Schedule of Aggregate Principal Annual Payments
As of June 30, 2017, the aggregate principal annual maturities are as follows:

Repayment amount

2017 (six months ending December 31)	$2,569
2018	6,806
2019	30,417
2020	694

Total principal payments	40,486
Less: unamortized original issue discount	(1,090)

Present value of principal payments	39,396
Less: current portion	5,412

Long-term debt	$33,984